Balance Sheet Details (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 135,198	$ 139,208
Work-in-process	256,148	194,805
Finished goods	4,966	30,039
Total	$ 396,312	$ 364,052